Schedule of 50,000 Stock Options Valuation September 15, 2016 (Details)	12 Months Ended
Dec. 31, 2016 USD ($) yr
Additional Paid-in Capital Schedule Of 50,000 Stock Options Valuation September 15, 2016 1	64.00%
Additional Paid-in Capital Schedule Of 50,000 Stock Options Valuation September 15, 2016 2 | yr	3.13
Additional Paid-in Capital Schedule Of 50,000 Stock Options Valuation September 15, 2016 3	0.87%
Additional Paid-in Capital Schedule Of 50,000 Stock Options Valuation September 15, 2016 4 | $	$ 0